Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows provided by Operating Activities:
Net income (loss)	$ (63,984)	$ (189,112)	$ 2,513
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	12,510	27,156	33,864
Amortization and write off of deferred financing costs	1,437	2,234	1,946
Amortization of debt discount	371	3,965	1,464
Translation gain of foreign currency denominated loan	70	(294)	(159)
Stock-based compensation expense	378	1,412	2,024
Change in fair value of financial instruments	(2,656)	(2,835)	(865)
Loss on sale of other fixed assets	178	81	54
(Gain)/loss on sale of vessels		62,543	(5,101)
Vessels impairment charge	61,484	114,674
Provision for doubtful accounts	256		160
Increase (Decrease) in:
Trade accounts receivable	1,281	(2,189)	(314)
Deferred vessel lease payments		543	(543)
Insurance claims	4	(876)	(1,127)
Inventories		660	(171)
Advances to various creditors	105	(57)	308
Prepayments and other	462	632	243
Due from related parties	74	(74)
Other long term receivable	1,841	(1,841)
Increase (Decrease) in:
Due to related Parties	587	(234)	1,797
Accounts payable	(4,426)	2,473	663
Other non-current liabilities	4,706
Accrued liabilities	(136)	(75)	(658)
Unearned revenue	587	(3,007)	(496)
Net Cash provided by Operating Activities	15,129	15,779	35,602
Cash Flows provided by Investing Activities:
Vessel acquisitions			511
Insurance claims recoveries		872	1,310
Decrease / (increase) in restricted cash	5,949	6,158	4,600
Net proceeds from sale of vessels		118,220	19,473
Net proceeds from sale of other fixed assets	60	35	254
Acquisition of other fixed assets	(7)	(356)	(416)
Net Cash provided by Investing Activities	6,002	124,929	25,732
Cash Flows (used in) Financing Activities:
Proceeds from convertible debt		2,000	4,000
Proceeds from debt	500	2,782
Principal payments of debt	(16,656)	(27,637)	(40,674)
Prepayment of debt	(4,975)	(124,000)	(23,950)
Financial instrument termination payments		(364)
Proceeds from issuance of common stock, net of issuance costs		6,833	(27)
Payment of financing costs		(616)	(842)
Net Cash used in Financing Activities	(21,131)	(141,002)	(61,493)
Effect of exchange rate changes on cash		294	159
Net decrease in cash and cash equivalents		(294)	(159)
Cash and cash equivalents at end of the period
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid net of capitalized interest	6,837	10,180	11,476
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING ACTIVITIES
Amounts owed for capital expenditures at the end of year			$ 14